SELLING AND MARKETING (Tables)	12 Months Ended
Dec. 31, 2024
Selling And Marketing
SCHEDULE OF SELLING AND MARKETING

(in thousands)	December 31, 2024	December 31, 2023	December 31, 2022

Salaries and related expenses	$3,692	$3,343	$2,601
Advertising and marketing	585	865	1,739
Travel and conferences	203	157	169
Total	$4,480	$4,365	$4,509